Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Lease Agreement

On November 3, 2021, the Company signed a lease for new office space which commenced April 15, 2022, at University Park, Florida. The lease has an initial term of five years and an option to extend for an additional five years, with an annual base rent at inception of $93,852, annual common area maintenance charges of $15,444, proportionate share of real estate taxes estimated at $6,890 annually plus sales tax of $7,552. The base rent and common area maintenance charges increase three percent (3%) each of the following four years. The Company’s proportionate share of real estate taxes and sales taxes are accounted for as variable lease payments and amounted to $2,399 and $2,711 for the three months ended June 30, 2026 and 2025, respectively, and $4,799 and $5,408 for the six months ended June 30, 2026 and 2025, respectively.

Rent expense was $35,172 and $67,886 for the three and six months ended June 30, 2026, respectively, and $33,026 and $66,037 for the three and six months ended June 30, 2025, respectively. These amounts are included in general and administrative expenses in the accompanying condensed statements of operations.

At June 30, 2026, the remaining lease term and discount rate were 0.8 years and 2.79%, respectively.

Maturity of operating lease liability at June 30, 2026 is as follows:

Year Ending December 31,
2026 (remaining)	$61,506
2027	41,179
Total lease payments	102,685
Less: Interest	(1,066)
Present value of lease liability	$101,619

Clinical Services Agreements

During the second quarter of 2026, the Company entered into and committed to certain clinical manufacturing and clinical research agreements in support of its planned Phase 2a clinical trial for its Nu-3 topical gel product candidate. Costs incurred under these agreements are recognized as research and development expense as the related services are performed.

In May 2025, the Company received a proposed statement of work from Pace Life Sciences (“Pace”) related to the cGMP clinical manufacturing of the Company’s Nu-3 topical gel product candidate. During 2025, the Company did not commit to the full manufacturing program and was obligated only for limited preliminary supplies that were ordered and paid for during the period.

On April 23, 2026, the Company authorized and committed to proceed with the full clinical manufacturing program with Pace in support of the Company’s planned clinical development activities. Pursuant to the statement of work, Pace will provide cGMP clinical manufacturing services for Nu-3 topical gel-filled applicators, including Phase A – cGMP clinical manufacturing, Phase B – labeling and kitting of Nu-3 applicators, and Phase C – an 18-month International Council for Harmonisation (“ICH”) stability program.

The statement of work provides for fixed contractual fees totaling approximately $197,125 for the Phase A, Phase B and Phase C activities, which are invoiced based on specified project milestones. In addition, the Company is responsible for pass-through costs, including materials, supplies, shipping, irradiation, outsourced testing, stability storage and other project-related expenses, which are billed at cost plus 15% and are currently estimated to approximate 40% to 45% of the fixed contractual fees. Pace may also invoice additional out-of-scope services, including document revisions, raw data packages, investigations and retesting, at contractual hourly rates. The agreement may be terminated by either party under customary termination provisions; however, in the event of cancellation prior to completion, the Company remains responsible for payment of all completed work and work in process through the termination date.

Through June 30, 2026, the Company had incurred costs of approximately $58,610 under the agreement, consisting of approximately $32,437 related to the Phase A, Phase B and Phase C contractual activities and approximately $26,173 of pass-through costs. Based on the current statement of work, the Company expects to incur additional costs to complete the project, although the ultimate amount will depend on the actual pass-through costs incurred and any approved changes in the scope of work.

On April 21, 2026, the Company entered into a Clinical Research Organization Agreement with Professional Education and Research Institute, LLC (“PERI”) in connection with the Company’s planned Phase 2a clinical trial for its iDFU product candidate. Pursuant to the agreement, PERI will provide clinical trial management and operational support services, including study start-up activities, site feasibility and qualification, site contracting and budgeting, institutional review board coordination, project management, clinical monitoring, site management, electronic data capture oversight, data management, database lock and archive activities, and related clinical and data management services.

The agreement provides for professional service fees totaling approximately $507,292, payable based on the achievement of specified project milestones and the performance of services. In addition, the Company expects to incur approximately $466,807 of pass-through costs related to the clinical trial, resulting in an aggregate estimated project cost of approximately $974,099. The agreement may be terminated by either party under customary termination provisions.

Through June 30, 2026, the Company had incurred costs of approximately $190,382 under the agreement, consisting of $125,000 for services performed and $65,382 of pass-through costs. Based on the current statement of work, approximately $783,717 of the estimated aggregate project cost remained to be incurred as of June 30, 2026, subject to changes in the scope of services, pass-through costs, and other project-related activities

Advisory and Placement Agency Agreement

On February 10, 2025, Lakewood-Amedex Biotherapeutics Inc. executed an agreement with RBW Capital Partners LLC (“RBW”), a division of Dawson James Securities, Inc. (the “BD” and together with RBW, the “Placement Agent”) for the provision of financial advisory and financial placement agency and investment banking services, including assistance in connection with the Company’s listing on the Nasdaq Capital Market and related financing activities.

Pursuant to the terms of the agreement, upon closing of a qualified financing transaction, the Company agreed to pay the Placement Agent a cash transaction fee equal to 7.0% of the gross proceeds raised from investors introduced by the placement agent, reimburse certain expenses, and issue shares of the Company’s common stock equal to 1.75% of the Company’s fully diluted common stock outstanding immediately prior to the closing of the Company’s Series C Convertible Preferred Stock financing (the “Advisory Stock”). On March 7, 2025, the parties amended the agreement to provide the Advisory Stock with demand registration rights and to require the Company to file a resale registration statement covering such shares following the Company’s Nasdaq listing.

In connection with the closing of the Company’s Series C Convertible Preferred Stock on April 21, 2026, the Company paid the Placement Agent a cash transaction fee of $525,000 and reimbursed offering-related expenses of $150,000, which were recorded as issuance costs. In addition, upon the Company’s listing on the Nasdaq Capital Market on April 23, 2026, the Company issued 27,273 shares of common stock to the Placement Agent representing the Advisory Shares valued at $2,359,080.

Subsequent to June 30, 2026, the agreement terminated effective August 6, 2026 following the Company’s delivery of written notice on July 8, 2026. The Company has no continuing obligations under the agreement other than those that expressly survive termination.

Legal Proceedings

There are no matters currently outstanding for which any liabilities have been accrued or require disclosure.

NOTE 5 — COMMITMENTS AND CONTINGENCIES

Lease Agreement

On November 3, 2021, the Company signed a lease for new office space which commenced April 15, 2022, at University Park, Florida. The lease has an initial term of five years and an option to extend for an additional five years, with an annual base rent at inception of $93,852, annual common area maintenance charges of $15,444, proportionate share of real estate taxes estimated at $6,890 annually plus sales tax of $7,552. The base rent and common area maintenance charges increase three percent (3%) each of the following four years. The Company’s proportionate share of real estate taxes and sales taxes are accounted for as variable lease payments and amounted to $9,897 and $12,000 for the years ended December 31, 2025 and 2024, respectively.

Rent expense was $133,459 and $135,657 for the years ended December 31, 2025 and 2024, respectively. These amounts are included in general and administrative expense in the accompanying statements of operations.

At December 31, 2025, the remaining lease term and discount rate were 1.3 years and 2.79%, respectively.

Maturity of operating lease liability at December 31, 2025 is as follows:

Year Ending December 31,
2026	121,988
2027	41,179
Total lease payments	163,167
Less: Interest	(2,826)
Present value of lease liability	$160,341

Executive Employment Agreements

Effective July 1, 2025, the Company entered into employment agreements with three executives. The agreements have an indefinite term and may be terminated by either party upon 180 days’ written notice. Each agreement provides for an annual performance-based bonus determined under the Company’s bonus program established by the Board of Directors. The executives are also eligible to participate in the Company’s stock option plan and other programs and arrangements, consistent with their respective positions.

Advisory and Placement Agency Agreement

On February 10, 2025, Lakewood-Amedex Biotherapeutics Inc. executed an agreement with RBW Capital Partners LLC (“RBW”) for the provision of financial advisory and financial placement agency and investment banking services which includes assisting the company with a direct listing. Pursuant to the terms of the agreement, upon closing of a transaction, the Company is required to compensate RBW with a number of shares of the Company, equal to 1.75% of the current fully diluted shares outstanding (the Advisory Stock). RBW will earn a transaction fee equal to 7.0% of the total transaction value from equity and equity-linked investors.

On March 7, 2025, the Company and RBW entered into an amendment to the agreement pursuant to which the Company agreed that the Advisory Stock will have demand registration rights and that the Company will file a resale registration statement covering such shares within 30 days of the date of the direct listing.

Legal Proceedings

There are no matters currently outstanding for which any liabilities have been accrued or require disclosure.